Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 6,575	$ 2,036	$ (3,975)
Items that may be reclassified to the income statement in subsequent periods:
Losses on cash flow hedges	(1,097)	(390)	(136)
Losses on cash flow hedges reclassified to the income statement	847	66	52
Tax recognised within other comprehensive income	64	(5)	25
Exchange fluctuations on translation of foreign operations taken to equity	3
Items that will not be reclassified to the income statement in subsequent periods:
Remeasurement gains on defined benefit plan	34	13	2
Net gain on financial instruments at fair value through other comprehensive income	2
Other comprehensive loss for the period, net of tax	(147)	(316)	(57)
Total comprehensive income/(loss) for the period	6,428	1,720	(4,032)
Total comprehensive income/(loss) attributable to:
Equity holders of the parent	6,351	1,667	(4,085)
Non-controlling interest	77	53	53
Total comprehensive income/(loss) for the period	$ 6,428	$ 1,720	$ (4,032)